SEWARD & KISSEL LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                                    May 20, 2016

VIA EDGAR
---------

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


            RE:   AB Bond Fund, Inc. (the "Fund")
                  File No. 811-02383
                  --------------------------------

Dear Sir or Madam:

      Attached for filing is the Fund's Registration Statement on Form N-14 (the "Registration Statement") in connection with the proposed acquisition by AB High Yield Portfolio, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of AB High-Yield Portfolio, a series of The AB Pooling Portfolios. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

      If you have any questions regarding the filing, you can contact Paul M. Miller or the undersigned at 202-737-8833.


                                                   Sincerely,



                                                   /s/ Anna C. Weigand
                                                   -------------------
                                                       Anna C. Weigand



cc:      Paul M. Miller